Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.34%
Advertising–1.02%
Interpublic Group of Cos., Inc. (The)(b)	2,487,872	$90,707,813
Aerospace & Defense–1.79%
Lockheed Martin Corp.	209,911	97,243,370
Raytheon Technologies Corp.	620,558	61,962,716
		159,206,086
Agricultural & Farm Machinery–1.30%
Deere & Co.	273,383	115,597,268
Air Freight & Logistics–2.70%
United Parcel Service, Inc., Class B	1,298,784	240,573,760
Application Software–1.94%
Manhattan Associates, Inc.(c)	236,706	30,856,994
Synopsys, Inc.(c)	241,137	85,302,214
Tyler Technologies, Inc.(c)	175,659	56,697,455
		172,856,663
Auto Parts & Equipment–0.60%
Mobileye Global, Inc., Class A (Israel)(b)(c)	1,387,612	53,561,823
Automobile Manufacturers–1.10%
General Motors Co.	2,492,774	98,015,874
Automotive Retail–0.70%
O’Reilly Automotive, Inc.(c)	78,619	62,293,765
Biotechnology–1.83%
Gilead Sciences, Inc.	1,185,411	99,503,399
Seagen, Inc.(c)	453,835	63,300,906
		162,804,305
Commodity Chemicals–1.08%
Valvoline, Inc.(b)	2,632,198	96,496,379
Communications Equipment–0.36%
Motorola Solutions, Inc.	125,108	32,154,007
Construction Materials–1.38%
Vulcan Materials Co.	669,637	122,764,551
Consumer Finance–3.02%
American Express Co.	962,784	168,419,805
Capital One Financial Corp.(b)	846,199	100,697,681
		269,117,486
Data Processing & Outsourced Services–4.62%
Fiserv, Inc.(c)	1,206,850	128,746,758
Mastercard, Inc., Class A	412,987	153,052,982
Visa, Inc., Class A(b)	561,295	129,215,722
		411,015,462
Distillers & Vintners–1.78%
Constellation Brands, Inc., Class A	684,267	158,421,496
Diversified Banks–3.06%
JPMorgan Chase & Co.	1,947,060	272,510,518
Shares		Value
Electric Utilities–1.67%
FirstEnergy Corp.	2,535,593	$103,832,533
Southern Co. (The)	659,932	44,664,198
		148,496,731
Financial Exchanges & Data–1.61%
Intercontinental Exchange, Inc.	1,333,492	143,417,065
Food Distributors–0.32%
Sysco Corp.	370,830	28,724,492
General Merchandise Stores–0.36%
Dollar General Corp.	138,734	32,408,262
Health Care Equipment–1.13%
Zimmer Biomet Holdings, Inc.	792,472	100,913,384
Health Care Facilities–2.98%
HCA Healthcare, Inc.(b)	688,303	175,565,446
Tenet Healthcare Corp.(b)(c)	1,635,387	89,700,977
		265,266,423
Health Care Services–1.24%
CVS Health Corp.	1,252,248	110,473,319
Hotels, Resorts & Cruise Lines–1.35%
Airbnb, Inc., Class A(b)(c)	1,081,718	120,189,687
Industrial Conglomerates–1.46%
Honeywell International, Inc.	621,768	129,626,193
Industrial Machinery–1.75%
Otis Worldwide Corp.	1,897,734	156,050,667
Industrial REITs–2.74%
Prologis, Inc.	1,888,490	244,143,987
Integrated Oil & Gas–3.15%
Exxon Mobil Corp.	2,416,090	280,290,601
Integrated Telecommunication Services–0.68%
Verizon Communications, Inc.	1,448,715	60,223,082
Interactive Home Entertainment–0.49%
Electronic Arts, Inc.	336,073	43,245,874
Interactive Media & Services–3.91%
Alphabet, Inc., Class A(c)	1,596,402	157,788,374
Meta Platforms, Inc., Class A(c)	1,279,081	190,544,696
		348,333,070
Internet & Direct Marketing Retail–1.45%
Amazon.com, Inc.(c)	1,254,456	129,372,047
Investment Banking & Brokerage–1.57%
Charles Schwab Corp. (The)	1,808,574	140,019,799
IT Consulting & Other Services–0.67%
Amdocs Ltd.	645,634	59,353,134
Managed Health Care–0.73%
UnitedHealth Group, Inc.	130,194	64,991,543

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Movies & Entertainment–2.36%
Netflix, Inc.(c)	594,552	$210,388,171
Multi-Utilities–0.98%
Dominion Energy, Inc.	1,364,120	86,812,597
Oil & Gas Exploration & Production–0.72%
APA Corp.	1,438,712	63,778,103
Oil & Gas Storage & Transportation–0.71%
Cheniere Energy, Inc.	125,293	19,143,517
Magellan Midstream Partners L.P.	829,347	44,287,130
		63,430,647
Other Diversified Financial Services–2.19%
Equitable Holdings, Inc.	6,085,697	195,168,303
Personal Products–0.58%
Coty, Inc., Class A(b)(c)	5,227,471	52,065,611
Pharmaceuticals–3.62%
AstraZeneca PLC, ADR (United Kingdom)(b)	2,423,414	158,418,573
Bristol-Myers Squibb Co.	790,517	57,431,060
Catalent, Inc.(c)	411,421	22,031,594
Eli Lilly and Co.	244,565	84,167,045
		322,048,272
Property & Casualty Insurance–1.50%
Allstate Corp. (The)	1,041,025	133,740,482
Railroads–1.03%
Union Pacific Corp.	447,702	91,416,271
Regional Banks–0.70%
Columbia Banking System, Inc.	209,420	6,473,172
First Citizens BancShares, Inc., Class A(b)	71,739	55,789,986
		62,263,158
Research & Consulting Services–0.97%
Equifax, Inc.(b)	390,375	86,741,325
Restaurants–1.37%
Starbucks Corp.	1,114,709	121,659,340
Semiconductor Equipment–1.33%
Applied Materials, Inc.	1,064,732	118,706,971
Semiconductors–3.61%
Advanced Micro Devices, Inc.(c)	1,456,709	109,471,681
Monolithic Power Systems, Inc.(b)	144,026	61,435,731
QUALCOMM, Inc.	1,131,786	150,765,213
		321,672,625
Soft Drinks–2.48%
Coca-Cola Co. (The)	2,028,026	124,358,554
PepsiCo, Inc.	565,024	96,630,405
		220,988,959
Shares		Value
Specialty Chemicals–0.75%
DuPont de Nemours, Inc.	907,323	$67,096,536
Systems Software–8.73%
Crowdstrike Holdings, Inc., Class A(c)	166,301	17,611,276
Microsoft Corp.	2,019,076	500,347,223
ServiceNow, Inc.(c)	155,863	70,937,927
VMware, Inc., Class A(c)	1,538,710	188,445,814
		777,342,240
Technology Hardware, Storage & Peripherals–5.02%
Apple, Inc.	3,099,069	447,164,666
Thrifts & Mortgage Finance–0.52%
Rocket Cos., Inc., Class A(b)	4,952,653	46,604,465
Tobacco–0.96%
British American Tobacco PLC, ADR (United Kingdom)	2,231,890	85,905,446
Wireless Telecommunication Services–0.67%
T-Mobile US, Inc.(c)	397,638	59,371,330
Total Common Stocks & Other Equity Interests (Cost $7,220,388,306)		8,758,002,134
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	49,294,600	49,294,600
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	35,564,073	35,574,742
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	56,336,685	56,336,686
Total Money Market Funds (Cost $141,202,861)		141,206,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $7,361,591,167)		8,899,208,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.88%
Invesco Private Government Fund, 4.36%(d)(e)(f)	71,856,032	71,856,032
Invesco Private Prime Fund, 4.59%(d)(e)(f)	184,751,113	184,806,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $256,653,613)		256,662,568
TOTAL INVESTMENTS IN SECURITIES–102.81% (Cost $7,618,244,780)		9,155,870,730
OTHER ASSETS LESS LIABILITIES—(2.81)%		(249,858,116)
NET ASSETS–100.00%		$8,906,012,614
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$75,624,027	$162,561,012	$(188,890,439)	$-	$-	$49,294,600	$342,403
Invesco Liquid Assets Portfolio, Institutional Class	54,378,030	116,115,008	(134,921,741)	(3,636)	7,081	35,574,742	257,046
Invesco Treasury Portfolio, Institutional Class	86,427,459	185,784,014	(215,874,787)	-	-	56,336,686	392,692
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,220,527	152,862,997	(119,227,493)	1	-	71,856,032	506,423*
Invesco Private Prime Fund	98,267,279	289,477,024	(202,964,921)	3,152	24,002	184,806,536	1,396,072*
Total	$352,917,322	$906,800,055	$(861,879,381)	$(483)	$31,083	$397,868,596	$2,894,636

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,758,002,134	$—	$—	$8,758,002,134
Money Market Funds	141,206,028	256,662,568	—	397,868,596
Total Investments	$8,899,208,162	$256,662,568	$—	$9,155,870,730
Invesco Main Street Fund®